SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

On January 2, 2024, January 11, 2024, February 27, 2024, February 28, 2024, March 7, 2024, March 18, 2024, and March 28, 2024, the Company issued 280,000, 300,000, 150,000, 160,000, 160,000, 180,000, and 250,000 ordinary shares, respectively, to SHANJING CAPITAL GROUP CO., LTD (the “Investor”) at a price of approximately $1.21, $1.06, $1.09. $1.08, $1.06, $0.99, and $0.945 per share, respectively, pursuant to a Standby Equity Purchase Agreement (the “Private SEPA”). The total proceeds the Company received from the above sales of the shares are $1,577,150. These shares were issued as part of the commitment by Investor to purchase from time to time, at our option, up the Company’s $10,000,000 of our ordinary shares pursuant to the Private SEPA, as described in the Form 6-K dated July 19, 2023.